Income Taxes (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Sec 174 Cost - Domestic and Foreign
Tax attribute carryforwards	902,910	729,906
Capitalized Section 195 – Start-up expenses	31,377	14,381
Total deferred tax asset	934,287	744,287
Less: Valuation Allowance	(934,287)	(744,287)
Net deferred tax asset (liability)